Derivatives and fair value measurements - Income Statement Location (Table) (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Derivative [Line Items]
Cost of revenue - third parties	$ (4,674,314)	$ (4,323,548)
Interest and finance costs	(25,164)	(19,774)
Total	3,901	(1,061)
Fuel pricing contracts
Derivative [Line Items]
Cost of revenue - third parties	4,174	(1,108)
Interest Rate Swap
Derivative [Line Items]
Interest and finance costs	$ (273)	$ 47